COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (12,654,016)	¥ (84,923,634)	¥ (89,954,109)	¥ (40,137,374)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	966,478	6,486,225	2,284,712	751,727
Provision (reversal) for allowance for doubtful accounts	(490,953)	(3,294,884)	26,792,029	11,530
Inventory write-down	6,047,615	40,586,753	42,058,235	25,501,836
Loss on disposal of property, plant and equipment	62,438	419,035
Share of loss in equity method investments	162,423	1,090,052	1,607,161	1,592,787
Gains from deemed sale of equity investment	(1,132,435)	(7,600,000)
Changes in assets and liabilities:
Accounts receivable	(3,471,590)	(23,298,533)	(6,303,085)	(230,774)
Amounts due from related parties	43,956	295,000	4,354,205	(4,649,205)
Inventories	8,887,430	59,645,318	(127,862,503)	(260,081,033)
Advances to suppliers	(2,180,918)	(14,636,575)	(10,034,082)	(40,977,476)
Prepaid expenses and other current assets	(423,395)	(2,841,490)	1,034,269	(31,237,821)
Other non-current assets	(128,854)	(864,768)	634,605	(1,471,750)
Accounts payable	677,840	4,549,118	4,192,089	68,696,866
Notes payable	(2,452,758)	(16,460,949)	47,105,605
Amount due to related parties	1,510,040	10,134,181	43,988,444	10,456,131
Accrued salary and benefits	2,604,716	17,480,767	18,165,883	23,271,111
Accrued expenses and other current liabilities	1,374,872	9,227,044	6,590,640	6,942,093
Income tax payables	(786,341)	(5,277,290)	5,921,214	1,029,694
Long-term deposits	(14,900)	(100,000)	1,850,000
Net cash used in operating activities	(1,398,352)	(9,384,630)	(27,574,688)	(240,531,658)
Cash flows from investing activities:
Purchases of long term investments			(190,000)	(4,100,000)
Purchases of property and equipment	(1,016,270)	(6,820,391)	(1,808,411)	(6,033,386)
Proceeds from disposal of property and equipment	17,609	118,184
Cash received in business acquisition, net of cash paid			49,324
Net cash used in investing activities	(998,661)	(6,702,207)	(1,949,087)	(10,133,386)
Cash flows from financing activities:
Capital contribution from Hangzhou Ruhnn				10,000,000
Capital contribution from non-controlling interest holders			490,000	640,000
Proceeds from issuance of ordinary shares	1	6
Transaction cost in relation to capital contribution	(1,265,134)	(8,490,566)
Cash paid for acquisition of non-controlling interest			(1,343,500)
Proceed from short-term borrowing	2,980,093	20,000,000		68,500,000
Repayment of short-term borrowing	(2,980,093)	(20,000,000)		(68,500,000)
Payment of note payable assumed in the acquisition			(5,070,000)
Dividend paid to non-controlling interest holder	(2,538,288)	(17,034,957)		(13,720,000)
Advances from related party	17,062,944	114,512,829	45,000,000	275,113,556
Net cash provided by financing activities	13,259,523	88,987,312	39,076,500	272,033,556
Net increase in cash and cash equivalents, and restricted cash	10,862,510	72,900,475	9,552,725	21,368,512
Cash and cash equivalents and restricted cash at beginning of year	4,607,408	30,921,237	21,368,512
Cash and cash equivalents and restricted cash at end of year	15,469,918	103,821,712	30,921,237	21,368,512
Reconciliation in amounts on combined and consolidated balance sheets:
Total cash and cash equivalents and restricted cash	4,607,408	30,921,237	21,368,512	21,368,512
Supplemental disclosure of cash flow information:
Income taxes paid	2,337,889	15,690,039	9,922,022	14,212,916
Interest paid	16,018	107,499		¥ 1,573,958
Supplemental disclosures of non-cash investing and financing activities:
Liabilities assumed in the acquisition (Note 3)			¥ 5,092,958
Acquisition of exclusive cooperation rights via issuance of ordinary shares (Note 9)	15,347,479	103,000,000
Acquisition of non-controlling interest via issuance of ordinary shares (Note 14)	97,747,050	656,000,000
Capital contribution from Hangzhou Ruhnn in connection with the forgiveness of related party payable (Note 15)	7,484,987	50,233,247
Capital lease obligation incurred in connection with leased equipment under capital lease (Note 8)	$ 1,789,735	¥ 12,011,271